Acquisition of ALP Maritime Services B.V.	6 Months Ended
Jun. 30, 2014
Business Combinations [Abstract]
Acquisition of ALP Maritime Services B.V.
15.	Acquisition of ALP Maritime Services B.V.

On March 14, 2014, the Partnership acquired 100% of the shares of ALP. Concurrently with this transaction, the Partnership and ALP entered into an agreement with Niigata Shipbuilding & Repair of Japan for the construction of four state-of-the-art SX-157 Ulstein Design ultra-long distance towing and anchor handling vessel newbuildings. These vessels will be equipped with dynamic positioning capability and are scheduled for delivery in 2016. The Partnership is committed to acquire these newbuildings for a total cost of approximately $258 million (see note 11e).

The Partnership acquired ALP for a purchase price of $2.6 million, which was paid in cash, and also entered into an arrangement to pay additional compensation to three former shareholders of ALP if certain requirements are satisfied. This contingent compensation consists of $2.4 million, which is payable upon the delivery and employment of ALP’s four newbuildings scheduled throughout 2016, and a further amount of up to $2.6 million, which is payable if ALP’s annual operating results from 2017 to 2021 meet certain targets. The Partnership has the option to pay up to 50 percent of this compensation through the issuance of common units of the Partnership. Each of the contingent compensation amounts are payable only if the three shareholders are employed by ALP at the time performance conditions are met. For the three and six months ended June 30, 2014, compensation costs were $0.2 million and were recorded under general and administrative expenses in the Partnership’s consolidated statements of (loss) income. The Partnership also incurred a $1.0 million fee associated with the acquisition and a $1.6 million success fee to Teekay Corporation (see note 8a) for assistance of the acquisition which have been recognized in general and administrative expenses during the first and second quarters of 2014, respectively.

This acquisition of ALP and the related newbuilding orders represent the Partnership’s entrance into the long-haul ocean towage and offshore installation services business. This acquisition allows the Partnership to combine its infrastructure and access to capital with ALP’s experienced management team to further grow this niche business, which is in an adjacent sector to the Partnership’s FPSO and shuttle tanker businesses. The acquisition of ALP was accounted for using the purchase method of accounting, based upon preliminary estimates of fair value.

The following table summarizes the preliminary estimates of fair values of the ALP assets acquired and liabilities assumed by the Partnership on the acquisition date.

(in thousands of U.S. dollars)	As at March 14, 2014 $
ASSETS
Cash and cash equivalents	294
Other current assets	404
Advances on newbuilding contracts	164
Other assets - long-term	395
Goodwill (towage segment)	2,032

Total assets acquired	3,289

LIABILITIES
Current liabilities	387
Other long-term liabilities	286

Total liabilities assumed	673

Net assets acquired	2,616

Consideration	2,616

The goodwill recognized in connection with the ALP acquisition is attributable primarily to the assembled workforce of ALP, including their experience, skills and abilities. Operating results of ALP are reflected in the Partnership’s financial statements commencing March 14, 2014, the effective date of acquisition. For the six months ended June 30, 2014, the Partnership recognized $0.2 million of revenue and $1.7 million of net loss, respectively, resulting from this acquisition. The following table shows comparative summarized consolidated pro forma financial information for the Partnership for the six months ended June 30, 2014 and 2013, giving effect to the Partnership’s acquisition of ALP as if it had taken place on January 1, 2013:

	Pro Forma	Pro Forma
	Six Months	Six Months
	ended	ended
	June 30, 2014	June 30, 2013
(in thousands of U.S dollars, except per unit data)	$	$
Revenues	500,771	440,857
Net income	5,061	80,712
Limited partners’ interest in net (loss) income per common unit - basic	(0.13)	0.85
Limited partners’ interest in net (loss) income per common unit - diluted	(0.13)	0.85